Inventory, net (Details 3) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventory net [Line Items]
Provision for impairment of materials and supplies	$ 2,896	$ 3,104	$ 5,060
Reversal of provision for impairment of materials and supplies	(1,092)	(3,713)	(4,011)
Opening balance	5,272	5,881	4,832
Ending balance	$ 7,076	$ 5,272	$ 5,881